PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
PARENT COMPANY FINANCIAL INFORMATION
NOTE U - PARENT COMPANY FINANCIAL INFORMATION

The balance sheets, statements of income and cash flows for The First Bancshares, Inc. (parent company only) follow.

Condensed Balance Sheets

	December 31,
	2016	2015
Assets:
Cash and cash equivalents	$69,158	$213,621
Investment in subsidiary bank	179,541,693	112,943,885
Investments in statutory trusts	310,000	310,000
Other	1,112,514	686,409
	$181,033,365	$114,153,915
Liabilities and Stockholders’ Equity:
Subordinated debentures	$10,310,000	$10,310,000
Advances from First Tennessee Bank	16,000,000	-
Other	196,658	407,825
Stockholders’ equity	154,526,707	103,436,090
	$181,033,365	$114,153,915

Condensed Statements of Income

	Years Ended December 31,
	2016	2015	2014
Income:
Interest and dividends	$6,680	$5,573	$5,453
Dividend income	2,875,000	1,650,000	5,109,668
Other	-	-	364,719
	2,881,680	1,655,573	5,479,840
Expenses:
Interest on borrowed funds	222,152	185,351	181,330
Legal	910,214	295,637	504,130
Other	1,240,863	833,502	752,027
	2,373,229	1,314,490	1,437,487
Income before income taxes and equity in undistributed income of subsidiary	508,451	341,083	4,042,353
Income tax benefit	835,757	487,853	296,388
Income before equity in undistributed income of subsidiary	1,344,208	828,936	4,338,741
Equity in undistributed income of subsidiary	8,774,479	7,969,766	2,274,955

Net income	$10,118,687	$8,798,702	$6,613,696

Condensed Statements of Cash Flows

	Years Ended December 31,
	2016	2015	2014
Cash flows from operating activities:
Net income	$10,118,687	$8,798,702	$6,613,696
Adjustments to reconcile net income to net cash used in operating activities:
Equity in undistributed income of subsidiary	(8,774,479)	(7,969,766)	(2,274,955)
Restricted stock expense	772,311	721,124	617,779
Gain on sale of assets	-	-	(364,719)
Other, net	(669,047)	151,251	689,740
Net cash provided by operating activities	1,447,472	1,701,311	5,281,541

Cash flows from investing activities:
Investment in subsidiary bank	(60,000,000)	-	-
Outlays for acquisitions	-	(35,709)	(4,034,668)
Net cash used in investing activities	(60,000,000)	(35,709)	(4,034,668)

Cash flows from financing activities:
Dividends paid on common stock	(782,936)	(778,428)	(763,488)
Dividends paid on preferred stock	(452,305)	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(176,112)	(92,390)	(85,532)
Repurchase of warrants	-	(302,410)	-
Net proceeds from issuance of 3,563,380 shares	59,744,418	-	-
Repayment of CDCI Preferred Shares	(15,925,000)	-	-
Proceeds of borrowed funds	16,000,000	-	-
Net cash provided by (used in) financing activities	58,408,065	(1,515,688)	(1,191,480)

Net increase (decrease) in cash and cash equivalents	(144,463)	149,914	55,393
Cash and cash equivalents at beginning of year	213,621	63,707	8,314

Cash and cash equivalents at end of year	$69,158	$213,621	$63,707